Called up share capital (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Aug. 25, 2017	Aug. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance			€ 4,796
Ending balance			€ 4,796	€ 4,796
Reissue of treasury shares		729,100,000
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)			28,814,142,848	28,813,396,008
Allotted during the year (in shares)			660,460	746,840
Ending balance (in shares)			28,814,803,308	28,814,142,848
Beginning balance			€ 4,796	€ 4,796
Ending balance			€ 4,796	€ 4,796
Number of treasury shares held			2,139,038,029	2,192,064,339
Nominal value of treasury shares			€ 356	€ 365
Market value of treasury shares			€ 4,738	€ 5,348
Reissue of treasury shares	729,077,001		53,026,317	62,761,357